Segment and Geographical Area Information, Financial Information by Operating Segment Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Sales:
Net sales	$ 317.6		$ 322.3	$ 338.8	$ 322.6	$ 265.8		$ 263.4	$ 282.4	$ 267.5	$ 1,301.3	[1]	$ 1,079.1		$ 987.0
Segment Operating Income (Loss):
Total operating income (loss)	15.6		4.9	14.7	19.8	11.6		12.3	3.2	14.0	55.0		41.1		118.7
Interest expense											(18.0)		(11.8)		0
Other income (expense), net											4.3		(4.2)		(0.1)
Income before income taxes											41.3		25.1		118.6
Depreciation and Amortization:
Depreciation and Amortization											25.2		19.8		16.4
Capital Expenditures:
Capital expenditures											32.5		38.9		59.2
Segment assets:
Total assets	1,320.6					1,318.9					1,320.6		1,318.9
Segment Reporting Information, Additional Information
Prior Period Reclassification Adjustment											(25.0)		3.1		74.8
Prior Period Reclassification Adjustment Balance Sheet	0.6					28.6					0.6		28.6
Lower of cost or market inventory write-down											0		0		9.3
Restructuring Charges											(0.3)		(0.3)		5.4
Environmental expenses included in operating results											3.9		13.9		2.4
Impairment charge											0		4.6		2.3
Unrealized (losses) gains on derivatives											(25.9)		(5.6)		80.5
Impairment of investment in Anglesey											0		0		(1.8)
Sales to Largest Customer Percentage											21.00%		23.00%		20.00%
Export Sales Percentage											14.00%		13.00%		10.00%
Fabricated Products
Net Sales:
Net sales											1,301.3		1,078.8		897.1
Segment Operating Income (Loss):
Total operating income (loss)											83.6	[2],[3]	81.7	[2],[3]	148.4	[2],[3]
Depreciation and Amortization:
Depreciation and Amortization											24.8		19.4		16.2
Capital Expenditures:
Capital expenditures											32.1		38.0		58.5
Segment assets:
Total assets	637.0					525.3					637.0		525.3
Segment Reporting Information, Additional Information
Non-cash LIFO inventory (benefits) charges											(7.1)		16.5		8.7
Restructuring Charges											(0.3)				5.4
Environmental expenses included in operating results											1.7		13.6		0.7
Impairment charge													3.9
Unrealized (losses) gains on derivatives											(29.9)		(0.7)		66.1
All Other
Net Sales:
Net sales											0	[4]	0.3	[4]	89.9	[4]
Segment Operating Income (Loss):
Total operating income (loss)											(28.6)	[5]	(40.6)	[5]	(29.7)	[5]
Depreciation and Amortization:
Depreciation and Amortization											0.4		0.4		0.2
Capital Expenditures:
Capital expenditures											0.4		0.9		0.7
Segment assets:
Total assets	683.6	[6]				793.6	[6]				683.6	[6]	793.6	[6]
Segment Reporting Information, Additional Information
Impairment of investment in Anglesey															1.8
Anglesey Aluminum Limited
Segment Reporting Information, Additional Information
Ownership Percentage of Anglesey	49.00%										49.00%
Aluminum
Segment Reporting Information, Additional Information
Unrealized (losses) gains on derivatives											(26.5)		3.6		61.2
Foreign Currency
Segment Reporting Information, Additional Information
Unrealized (losses) gains on derivatives											0		0.1		15.6
Foreign Currency | All Other
Segment Reporting Information, Additional Information
Unrealized (losses) gains on derivatives															$ 14.4

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).
[2]	Operating results in the Fabricated Products segment for 2011, 2010 and 2009 included non-cash LIFO inventory (benefits) charges of $(7.1), $16.5 and $8.7, respectively. Also included in the Fabricated Products segment operating results for 2009 were $9.3 of lower of cost or market inventory write-down and $5.4 of restructuring charges relating to the restructuring plans involving the Company's Tulsa, Oklahoma and Bellwood, Virginia facilities. Restructuring charges in 2011 and 2010 were not material. Also included in the Fabricated Products segment operating results for 2011, 2010 and 2009 were $1.7, $13.6 and $0.7, respectively, of environmental expense. Fabricated Products segment operating results for 2010 also included $3.9 of asset impairment charge relating to certain Property, plant and equipment.
[3]	Fabricated Products segment results for 2011, 2010 and 2009 include non-cash mark-to-market (losses) gains on primary aluminum, natural gas, electricity and foreign currency hedging activities totaling $(29.9), $(0.7) and $66.1, respectively. For further discussion regarding mark-to-market matters, see Note 12.
[4]	Net sales in All Other in 2010 represent residual activity involving primary aluminum purchased by the Company from Anglesey while it continued its smelting operations, prior to September 30, 2009, and resold by the Company in the first quarter of 2010. In connection with Anglesey’s remelt operations beginning in the fourth quarter of 2009, the Company changed its basis of revenue recognition from gross to a net basis (see Note 1).
[5]	Operating results of All Other for 2009 include non-cash mark-to-market gain on foreign currency derivatives of $14.4. Also included in the operating income of All Other were $1.8 of impairment charges in 2009 relating to the Company's investment in Anglesey.
[6]	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBA(s) and net deferred income tax assets.